GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Balance as of January 1, 2015	$ 164,092
Acquisition of Make Me Reach	7,663
Balance as of June 30, 2015	$ 171,755